STOCK-BASED COMPENSATION PLANS (Details Textual) (Phantom Share Units (PSUs) [Member], CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Phantom Share Units (PSUs) [Member]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	1.6	0.6